Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Right-of-use assets (note (a))	Leasehold improvements	Fixtures and furniture	Office and lab equipment	Computer equipment	Motor vehicles	Manufacturing equipment	Total
Cost:
At January 1, 2022	$8,833,201	$3,898,422	$39,974	$5,582,338	$439,543	$453,182	$1,162,681	$20,409,341
Additions	833,538	598,672	569	4,160,369	188,541	—	—	5,781,689
Additions from acquisition (note 34(C))	4,623,601	3,102,189	—	6,898,517	—	8,261	—	14,632,568
Disposals	—	(30,492)	—	(357,127)	(65,993)	(55,847)	—	(509,459)
Written off	(40,080)	—	—	(438,530)	(6,320)	—	(1,158,041)	(1,642,971)
Exchange differences	(180,180)	(92,424)	(3,669)	(158,913)	(37,044)	(40,483)	(4,640)	(517,353)
At December 31, 2022 and January 1, 2023	14,070,080	7,476,367	36,874	15,686,654	518,727	365,113	—	38,153,815
Additions	196,626	53,521	5,809	285,615	345	—	—	541,916
Disposals	(2,060,684)	(1,158,623)	(27,548)	(4,926,398)	(81,844)	(57,451)	—	(8,312,548)
Written off	(1,938,394)	(850,863)	(4,443)	(1,863,592)	(221,395)	(312,048)	—	(5,190,735)
Exchange differences	847,132	356,124	34,363	(313,508)	2,667	12,504	—	939,282
At December 31, 2023	$11,114,760	$5,876,526	$45,055	$8,868,771	$218,500	$8,118	$—	$26,131,730
Accumulated depreciation and impairment loss:
At January 1, 2022	$3,518,776	$1,459,157	$17,926	$1,930,922	$152,484	$123,644	$169,240	$7,372,149
Charge for the year	2,087,167	1,088,119	10,582	2,287,110	127,052	136,524	250,334	5,986,888
Additions from acquisition (note 34(C))	2,720,997	2,199,166	—	4,058,977	—	4,246	—	8,983,386
Written back on disposal	—	(24,776)	—	(285,044)	(41,151)	(35,574)	—	(386,545)
Written off	(34,068)	—	—	(176,672)	(5,964)	—	(1,158,041)	(1,374,745)
Impairment loss (note 7(a)(iv))	—	297,061	—	3,308,559	102,776	—	739,214	4,447,610
Exchange differences	26,090	(21,879)	(6,128)	51,607	(13,907)	(12,510)	(747)	22,526
At December 31, 2022 and January 1, 2023	8,318,962	4,996,848	22,380	11,175,459	321,290	216,330	—	25,051,269
Charge for the year	2,786,456	1,282,641	7,981	1,681,221	70,432	51,082	—	5,879,813
Written back on disposal	(370,606)	(1,122,738)	(26,351)	(4,539,440)	(49,500)	(47,692)	—	(6,156,327)
Written off	(1,938,394)	(575,599)	(4,443)	(1,915,113)	(204,433)	(221,632)	—	(4,859,614)
Exchange differences	262,597	242,762	15,160	(90,724)	1,562	7,438	—	438,795
At December 31, 2023	$9,059,015	$4,823,914	$14,727	$6,311,403	$139,351	$5,526	$—	$20,353,936
Carrying amounts:
At January 1, 2022	$5,314,425	$2,439,265	$22,048	$3,651,416	$287,059	$329,538	$993,441	$13,037,192
At December 31, 2022	$5,751,118	$2,479,519	$14,494	$4,511,195	$197,437	$148,783	$—	$13,102,546
At December 31, 2023	$2,055,745	$1,052,612	$30,328	$2,557,368	$79,149	$2,592	$—	$5,777,794

Schedule of net book value of right-of-use assets
The analysis of the carrying amount of right-of-use assets by class of underlying asset is as follows:

	Note	2023	2022
Properties leased for own use, carried at depreciated cost	(i)	$2,023,753	$5,739,426
Office equipment, carried at depreciated cost	(ii)	31,992	11,692
		$2,055,745	$5,751,118

Schedule of analysis of expense items in relation to leases
The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	2023	2022	2021
Depreciation charge of right-of-use assets by class of underlying asset:
- Properties leased for own use	$2,772,649	$2,039,815	$1,535,333
- Office equipment	13,807	47,352	7,233
	$2,786,456	$2,087,167	$1,542,566
Interest on lease liabilities (notes 7(a)(ii) and 10(a))	$241,497	$244,085	$205,915
Expense relating to short-term leases or leases of low-value assets	136,940	831,631	1,019,937

Schedule of amounts included in the consolidated statement of cash flows
Amounts included in the consolidated statement of cash flows for leases comprise the following:

	2023	2022	2021
Within operating cash flows	$(136,940)	$(831,631)	$(1,019,937)
Within financing cash flows	(3,476,380)	(2,121,981)	(1,504,946)
	$(3,613,320)	$(2,953,612)	$(2,524,883)